UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2613

DWS Cash Investment Trust (formerly Scudder Cash Investment Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Cash Investment Trust

(formerly Scudder Cash Investment Trust)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.1%
Banco Bilbao Vizcaya Argentaria SA, 4.77%, 11/20/2006	10,000,000	10,002,115
Bank of America NA, 4.53%, 3/28/2006	10,000,000	10,000,000
Calyon, 3.27%, 3/6/2006	5,000,000	5,000,000
HBOS Treasury Services PLC, 3.8%, 7/10/2006	16,000,000	16,000,000
Royal Bank of Scotland PLC, 4.4%, 10/4/2006	5,000,000	5,000,000
Societe Generale:
3.265%, 3/3/2006	10,000,000	10,000,000
4.25%, 9/6/2006	10,000,000	9,995,665
4.71%, 9/19/2006	5,000,000	5,000,135
Toronto Dominion Bank:
3.6%, 6/7/2006	15,000,000	15,000,000
3.75%, 5/16/2006	7,000,000	6,999,858
UniCredito Italiano SpA, 3.8%, 6/15/2006	2,500,000	2,500,000

Total Certificates of Deposit and Bank Notes (Cost $95,497,773)		95,497,773
Commercial Paper** 36.8%
CC (USA), Inc., 4.53%, 3/22/2006	20,000,000	19,947,150
Compass Securitization LLC, 4.525%, 3/24/2006	25,000,000	24,927,726
CRC Funding, LLC, 4.52%, 3/23/2006	35,000,000	34,903,322
General Electric Co., 4.53%, 3/30/2006	35,000,000	34,872,279
Giro Funding US Corp., 4.54%, 3/24/2006	25,000,000	24,927,486
Grampian Funding Ltd., 4.64%, 7/28/2006	25,000,000	24,519,889
K2 (USA) LLC, 4.64%, 7/31/2006	25,000,000	24,510,222
Lake Constance Funding LLC, 4.53%, 3/23/2006	25,000,000	24,930,792
Mane Funding Corp., 4.5%, 3/24/2006	10,000,000	9,971,250
Nieuw Amsterdam Receivables Corp.:
4.525%, 3/16/2006	15,000,000	14,971,719
4.53%, 3/28/2006	18,122,000	18,060,431
Perry Global Funding LLC, Series A, 4.565%, 4/5/2006	10,000,000	9,955,618
Scaldis Capital LLC, 4.53%, 3/27/2006	25,000,000	24,918,208
Variable Funding Capital Co., LLC, 4.525%, 3/20/2006	15,000,000	14,964,177
Verizon Global Funding Corp., 4.59%, 3/28/2006	10,000,000	9,965,575

Total Commercial Paper (Cost $316,345,844)		316,345,844
US Government Sponsored Agencies 2.0%
Federal National Mortgage Association:
4.0%, 8/8/2006	13,000,000	13,000,000
4.03%, 7/21/2006	4,000,000	4,000,000

Total US Government Sponsored Agencies (Cost $17,000,000)		17,000,000
Funding Agreements 2.3%
New York Life Insurance Co., 4.57% *, 9/19/2006 (Cost $20,000,000)	20,000,000	20,000,000
Asset Backed 2.3%
Permanent Financing PLC, "1A", Series 8, 4.38% *, 6/10/2006 (Cost $20,000,000)	20,000,000	20,000,000

Promissory Notes* 4.7%
The Goldman Sachs Group, Inc.:
4.37%, 6/23/2006	10,000,000	10,000,000
4.59%, 6/23/2006	10,000,000	10,000,000
4.64%, 11/10/2006	10,000,000	10,000,000
4.77%, 11/13/2006	10,000,000	10,000,000

Total Promissory Notes (Cost $40,000,000)		40,000,000
Short Term Notes* 34.4%
American Honda Finance Corp.:
4.44%, 12/12/2006	25,000,000	25,000,000
4.461%, 6/22/2006	5,000,000	5,000,000
4.6%, 10/18/2006	10,000,000	10,001,014
Beta Finance, Inc., 144A, 4.55%, 4/10/2006	5,000,000	5,000,181
BNP Paribas, 4.5%, 10/26/2006	15,000,000	15,000,000
Credit Suisse:
4.49%, 9/26/2006	10,000,000	10,000,000
4.5%, 9/26/2006	25,000,000	25,000,000
Dorada Finance, Inc., 4.52%, 11/1/2006	25,000,000	24,998,322
HSBC Finance Corp., 4.43%, 2/28/2007	20,000,000	20,011,825
Links Finance LLC, 4.45%, 5/22/2006	12,000,000	11,999,723
Merrill Lynch & Co., Inc.:
4.55%, 3/17/2006	20,000,000	20,000,640
4.55%, 9/15/2006	5,000,000	5,000,000
4.62%, 5/5/2006	12,000,000	12,001,721
Pfizer Investment Capital PLC, 4.53%, 12/15/2006	15,000,000	15,000,000
Skandinaviska Enskilda Banken, 4.47%, 7/18/2006	7,000,000	7,000,000
SunTrust Bank, Atlanta, 4.19%, 4/28/2006	25,000,000	25,000,000
Toyota Motor Credit Corp., 4.27%, 11/7/2006	25,000,000	25,000,000
UniCredito Italiano Bank (Ireland) PLC, 4.58%, 3/9/2007	10,000,000	10,000,000
UniCredito Italiano SpA:
3.82%, 9/1/2006	10,000,000	9,997,810
4.48%, 10/4/2006	15,000,000	14,995,654

Total Short Term Notes (Cost $296,006,890)		296,006,890
Repurchase Agreements 6.2%
BNP Paribas, 4.58%, dated 2/28/2006, to be repurchased at $53,006,743 on 3/1/2006 (a)	53,000,000	53,000,000
State Street Bank and Trust Co., 4.25%, dated 2/28/2006, to be repurchased at $375,044 on 3/1/2006 (b)	375,000	375,000

Total Repurchase Agreements (Cost $53,375,000)		53,375,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 858,225,507)	99.8	858,225,507
Other Assets and Liabilities, Net	0.2	1,736,819

Net Assets	100.0	859,962,326

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($
40,445,915	Federal National Mortgage Association	3.094-7.0	6/1/2020 - 3/1/2036	40,745,502
13,492,553	Federal Home Loan Mortgage Corp.	5.0-6.0	2/1/2021 - 2/1/2036	13,314,498
Total Collateral Value			54,060,000

(b)	Collateralized by $385,000 US Treasury Note, 2.0%, maturing on 5/15/2006 with a value of $385,128.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Cash Investment Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Cash Investment Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006